Subsequent Events - Additional Information (Details) € in Millions	1 Months Ended		12 Months Ended
	Feb. 28, 2025 Vessel shares	Jan. 31, 2025 USD ($) Vessel	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2025 EUR (€) Rate m³	Jan. 01, 2025 m³	Dec. 31, 2024 EUR (€) Rate m³
Disclosure of non-adjusting events after reporting period [line items]
Export credit agency premium percentage			100.00%	100.00%
Contracts for Portion of River Fuel Usage in Europe for 2025 Season
Disclosure of non-adjusting events after reporting period [line items]
Remaining portions of contracts outstanding for river fuel usage | m³							13,700
Ship Building Contract
Disclosure of non-adjusting events after reporting period [line items]
Exchange rate | Rate							1.10
Four Longships
Disclosure of non-adjusting events after reporting period [line items]
Loan amount | €							€ 167.5
Cancellation of Loan Agreement | Four Longships
Disclosure of non-adjusting events after reporting period [line items]
Loan amount | €					€ 167.5
River Vessels Scheduled for Delivery in 2027 | River Vessels | Ship Building Contract
Disclosure of non-adjusting events after reporting period [line items]
Number of river vessels build | Vessel		4
Delivery period		2027
Purchase price | $		$ 52,700,000
River Vessels Scheduled for Delivery in 2028 | River Vessels | Ship Building Contract
Disclosure of non-adjusting events after reporting period [line items]
Number of river vessels build | Vessel		4
Delivery period		2028
Purchase price | $		$ 53,500,000
River Vessels Scheduled for Delivery in 2027 and 2028. | River Vessels | Ship Building Contract
Disclosure of non-adjusting events after reporting period [line items]
Exchange rate | Rate					1.1
River Vessels Scheduled for Delivery in 2029 | River Vessels | Ship Building Contract
Disclosure of non-adjusting events after reporting period [line items]
Number of river vessels build | Vessel	4
River Vessels Scheduled for Delivery in 2030 | River Vessels | Ship Building Contract
Disclosure of non-adjusting events after reporting period [line items]
Number of river vessels build | Vessel	4
Additional Loan Agreements for Ship XVII, Ship XVIII, Ship XIX and Ship XX | Loan Agreements
Disclosure of non-adjusting events after reporting period [line items]
Maximum percentage of newbuild's contract price		80.00%
Export credit agency premium percentage		100.00%
Percentage of insurance policy to lenders covering of principal and interest of facility amount		100.00%
Loan maturity		12 years through 24
Contract Prices | Contracts for Portion of River Fuel Usage in Europe for 2025 Season
Disclosure of non-adjusting events after reporting period [line items]
Remaining portions of contracts outstanding for river fuel usage | m³					30,000	30,000
Contract Prices | Contracts for Portion of River Fuel Usage in Europe for 2025 Season | Minimum
Disclosure of non-adjusting events after reporting period [line items]
Fixed contract prices per 100 liters excluding taxes | $		$ 67.4
Contract Prices | Contracts for Portion of River Fuel Usage in Europe for 2025 Season | Maximum
Disclosure of non-adjusting events after reporting period [line items]
Fixed contract prices per 100 liters excluding taxes | $		$ 81.3
Performance Granted | River Vessels | RSUs
Disclosure of non-adjusting events after reporting period [line items]
Shares granted | shares	1,335,408
Performance Granted | River Vessels | Performance RSUs
Disclosure of non-adjusting events after reporting period [line items]
Shares granted | shares	267,080
Performance Granted | River Vessels | Minimum | RSUs
Disclosure of non-adjusting events after reporting period [line items]
Vesting period	1 year
Performance Granted | River Vessels | Minimum | PSUs
Disclosure of non-adjusting events after reporting period [line items]
Vesting period	1 year
Vesting percentage	0.00%
Performance Granted | River Vessels | Maximum | RSUs
Disclosure of non-adjusting events after reporting period [line items]
Vesting period	3 years
Performance Granted | River Vessels | Maximum | Performance RSUs
Disclosure of non-adjusting events after reporting period [line items]
Vesting period	3 years
Performance Granted | River Vessels | Maximum | PSUs
Disclosure of non-adjusting events after reporting period [line items]
Vesting percentage	200.00%